Employee Benefits - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined contribution savings plan expenses	$ 24	$ 31	$ 46	$ 49